Trade Payables, Accruals and Other Payables	12 Months Ended
Mar. 31, 2026
Trade Payables, Accruals and Other Payables [Abstract]
TRADE PAYABLES, ACCRUALS AND OTHER PAYABLES

6. TRADE PAYABLES, ACCRUALS AND OTHER PAYABLES

Trade payables, accruals and other payables consist of the following:

	As of March 31,
	2026	2025
	US$	US$
Accrued staff costs and employee benefits	127,652	141,296
Accrued professional fees	158,391	43,358
Accrued advertising expenses	78,241	21,628
Trade payables	17,200	3,480
Others	33,818	36,702
Total	415,302	246,464